DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Depreciation and amortisation expense [abstract]
Depreciation	$ 108,452	$ 117,945
Depreciation of right-of-use assets (note 9)	14,656	13,295
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,676	3,059
Amortization of intangible assets, excluding software (note 10)	14,302	17,289
Amortization of software (note 10)	6,104	5,206
Depreciation and amortization included in net earnings	$ 147,190	$ 156,794